T. ROWE PRICE Spectrum Diversified Equity Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/22
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
Dividend Growth Fund  544,737 9,774 40,642 6,796,264 404,989
U.S. Large-Cap Core Fund  531,758 10,075 26,228 14,375,233 404,232
Value Fund  558,200 76 72,975 9,576,494 367,067
Equity Income Fund  560,897 8,509 108,171 11,961,557 363,871
Growth Stock Fund (2) 470,200 32,440 6,272 4,807,514 314,700
Blue Chip Growth Fund (2) 463,924 33,583 11,370 2,809,220 314,043
International Value Equity Fund  244,089 34 24,073 13,777,544 164,779
International Stock Fund  207,977 7,032 5,758 10,611,181 157,152
Real Assets Fund  126,040 69,419 4,218 12,598,232 153,572
Mid-Cap Value Fund  172,008 25 19,788 4,488,115 128,001
Mid-Cap Growth Fund (2) 163,917 16,025 7,706 1,478,871 125,112
Small-Cap Value Fund  166,601 24 8,483 2,550,130 123,605
New Horizons Fund (2) 138,003 8,709 2,094 1,924,013 93,295
Emerging Markets Stock Fund  91,259 6,826 4,271 2,106,702 66,888
International Discovery Fund (2) 90,663 6,315 – 1,182,883 62,208
Total Equity Mutual Funds (Cost $2,150,883) 3,243,514
Total Investments in Securities 100.1%
(Cost $2,150,883) $ 3,243,514
Other Assets Less Liabilities (0.1)% (2,198)
Net Assets 100.0% $ 3,241,316
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
T. ROWE PRICE Spectrum Diversified Equity Fund

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Blue Chip Growth Fund  $ (2,250) $ (172,094) $ —
Dividend Growth Fund  6,924 (108,880) 5,700
Emerging Markets Stock Fund  (1,448) (26,926) —
Equity Income Fund  27,751 (97,364) 8,433
Growth Stock Fund  (1,080) (181,668) —
International Discovery Fund  — (34,770) —
International Stock Fund  (607) (52,099) —
International Value Equity Fund  2,475 (55,271) —
Mid-Cap Growth Fund  (1,185) (47,124) —
Mid-Cap Value Fund  973 (24,244) —
New Horizons Fund  (394) (51,323) —
Real Assets Fund  (220) (37,669) —
Small-Cap Value Fund  (684) (34,537) —
U.S. Large-Cap Core Fund  (1,669) (111,373) —
Value Fund  18,502 (118,234) —
Totals $ 47,088# $ (1,153,576) $ 14,133+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $14,133 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Notes to Portfolio of Investments
3
T. Rowe Price Spectrum Diversified Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks;
establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Diversified Equity Fund

Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F89-054Q3 09/22